Supplementary insurance information	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary insurance information

Schedule III

Supplementary insurance information

Column A	Column B	Column C	Column D	Column E	Column F
Segment Amounts in million EUR	Deferred policy acquisition costs	Future policy benefits	Unearned premiums	Other policy claims and benefits	Premium revenue
2018

Americas	8,816	166,644	5,125	2,100	8,403

The Netherlands	66	60,011	62	934	1,987

United Kingdom	859	76,254	16	5	7,539

Central & Eastern Europe	74	1,714	31	85	638

Spain & Portugal	1	768	-	17	147

Asia	665	6,064	106	16	600

Holding and other activities	-	12	2	-	2
Total	10,480	311,467	5,341	3,158	19,316

2017

Americas	8,188	171,122	5,241	1,982	9,383

The Netherlands	76	62,446	61	932	2,208

United Kingdom	903	65,052	14	6	9,635

Central & Eastern Europe	70	1,910	23	86	628

Spain & Portugal	1	796	-	15	155

Asia	490	4,969	100	15	816

Holding and other activities	-	16	8	-	1
Total	9,729	306,311	5,447	3,036	22,826

2016

Americas	8,958	185,654	5,625	2,151	9,433

The Netherlands	84	63,526	59	977	2,491

United Kingdom	996	69,505	11	6	9,924

Central & Eastern Europe	71	1,905	18	75	578

Spain & Portugal	1	799	-	12	148

Asia	832	5,558	105	22	882

Holding and other activities	-	16	4	-	(2)
Total	10,942	326,964	5,822	3,244	23,453

The numbers included in Schedule III are based on IFRS and excludes the proportionate share in Aegon’s joint ventures and Aegon’s associates.

Deferred policy acquisition costs also include deferred costs of reinsurance.

	Column G	Column H	Column I	Column J	Column K
Amounts in million EUR	Net investment income	Benefits, claims and losses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written
2018

Americas	3,120	7,767	720	3,219	6,069

The Netherlands	2,263	3,546	20	806	1,960

United Kingdom	1,346	9,218	101	604	7,299

Central & Eastern Europe	48	396	49	216	625

Spain & Portugal	29	165	-	98	140

Asia	225	231	24	91	550

Asset Management	-	-	-	151	-

Holding and other activities	5	6	-	127	10
Total	7,035	21,331	914	5,311	16,653

2017

Americas	3,362	8,585	552	2,953	6,387

The Netherlands	2,173	4,430	19	925	2,192

United Kingdom	1,516	11,796	111	646	9,266

Central & Eastern Europe	49	416	54	207	614

Spain & Portugal	31	153	-	93	150

Asia	203	153	33	95	778

Asset Management	-	-	-	159	-

Holding and other activities	5	5	-	76	8
Total	7,338	25,537	770	5,155	19,395

2016

Americas	3,711	8,913	576	3,438	6,824

The Netherlands	2,133	3,726	24	967	2,477

United Kingdom	1,661	12,618	148	518	9,331

Central & Eastern Europe	45	395	59	185	568

Spain & Portugal	36	143	-	90	143

Asia	196	130	31	111	927

Asset Management	-	-	-	138	-

Holding and other activities	6	3	-	66	7
Total	7,788	25,929	837	5,513	20,277